MATERIAL ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2023
Buildings | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of useful life of rights-of-use asset	1 year
Buildings | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of useful life of rights-of-use asset	8 years 6 months
Data centers | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of useful life of rights-of-use asset	1 year
Data centers | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of useful life of rights-of-use asset	5 years 6 months